Reporting entity (Details Narrative) - AWN Holdings Limited [member]	12 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Ownership interest rate	7.10%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest rate	50.00%